MFS Growth Allocation Fund (Prospectus Summary): | MFS Growth Allocation Fund
MFS® Growth Allocation Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS® Asset Allocation Funds

MFS® Conservative Allocation Fund,

MFS® Moderate Allocation Fund,

MFS® Growth Allocation Fund, and

MFS® Aggressive Growth Allocation Fund

Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Growth Allocation Fund:

As of August 26, 2011, the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	20%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	4%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	5%
MFS Research Bond Fund	3%
Specialty Funds:	8%
MFS Absolute Return Fund	1%
MFS Commodity Strategy Fund	4%
MFS Global Real Estate Fund	3%
International Stock Funds:	20%
MFS Emerging Markets Equity Fund	1%
MFS International Growth Fund	5%
MFS International New Discovery Fund	2%
MFS International Value Fund	5%
MFS Research International Fund	7%
U.S. Stock Funds:	52%
MFS Growth Fund	11%
MFS Mid Cap Growth Fund	9%
MFS Mid Cap Value Fund	9%
MFS New Discovery Fund	2%
MFS New Discovery Value Fund	2%
MFS Research Fund	8%
MFS Value Fund	11%